THOMAS E. BOCCIERI, ESQ.
                               561 SCHAEFER AVENUE
                                ORADELL, NJ 07649
                                TEL: 201-983-2024
                                FAX: 201-265-6069


October 21, 2005

Craig Slivka, Staff Attorney Patricia Armelin, Staff Accountant Division of Corporation Finance Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

         Re:      International Power Group, Inc./Form 10-SB
                  `34 Act Registration Number 000-151449
                  Original File date: July 19, 2005

Dear Mr. Slivka and Ms. Armelin:

On behalf of International Power Group, Inc. (the "Company"), I am transmitting herewith the attached Amendment Number 2 to the Company's Form 10-SB Registration Statement ("Amendment Number 2"). To facilitate your review, a hard copy of Amendment Number 2 is being submitted in a marked up version.

Since the financials contained in the previous amendment became stale prior to the effective date (September 19, 2005), Amendment Number 2 contains updated financials through June 30, 2005, and dates have been changed within the body of the form to reflect the June 30th date of the financials. In addition, corrections of typos and/or number errors have been made throughout, and changes have been made to the following items:

o "Market Information" (which previously, incorrectly indicated that the Company's securities were not publicly traded); o "Certain Relationships" and "Recent Sales of Unregistered Securities" to include recent sales of unregistered securities made in the quarter ended June 30, 2005.


Finally, the updated financials contain a new paragraph, as requested by the Staff, explaining why the financials for Company's subsidiary have been omitted.

Please contact the undersigned should you have any questions or comments in connection with this filing.

Thank you for your anticipated prompt attention to this filing.


Very truly yours,


/s/ Thomas E. Boccieri
-----------------------
Thomas E. Boccieri